Prepayments and other current assets - Schedule of prepayment and other current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Prepayments and other current assets
Prepaid service fee	¥ 6,692	$ 957	¥ 8,049
VAT and other surcharges	2,590	370	2,641
Deferred offering expenses	1,748	250
Office rental deposit	467	67	493
Other deposits	1,152	165	950
Contract assets	479	68	353
Prepaid media cost	972	139	736
Receivables from sales of shares on behalf of employees	15	2	67
Others	1,191	170	975
Total prepayments and other current assets	¥ 15,306	$ 2,188	¥ 14,264